UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

Deutsche Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Global Infrastructure Fund

	Shares	Value ($)
Common Stocks 100.0%
Australia 2.7%
Sydney Airport (Units)	33,446,400	131,620,501
Transurban Group (Units)	5,676,637	41,112,656

(Cost $170,787,779)		172,733,157
Canada 11.9%
Canadian Pacific Railway Ltd.	888,200	162,274,140
Enbridge, Inc.	2,587,000	124,698,077
Inter Pipeline Ltd. (a)	3,847,741	99,159,343
Pembina Pipeline Corp. (a)	3,920,698	123,884,832
TransCanada Corp. (a)	6,152,538	263,093,805

(Cost $760,525,962)		773,110,197
China 1.0%
ENN Energy Holdings Ltd. (Cost $67,476,246)	10,944,500	66,957,009
France 3.8%
Groupe Eurotunnel SE (Registered)	4,813,400	68,993,198
Vinci SA	3,057,400	174,970,871

(Cost $220,482,320)		243,964,069
Germany 0.7%
Hamburger Hafen und Logistik AG (Cost $52,150,539)	2,122,773	44,608,625
Hong Kong 2.0%
Beijing Enterprises Holdings Ltd.	8,235,700	65,072,135
Hong Kong & China Gas Co., Ltd.	27,442,000	63,230,468

(Cost $125,834,098)		128,302,603
Italy 1.0%
Atlantia SpA (Cost $41,956,444)	2,451,500	64,363,381
Mexico 1.4%
Infraestructura Energetica Nova SAB de CV	11,774,393	64,308,170
Promotora y Operadora de Infraestructura SAB de CV "L"*	2,948,595	28,802,613

(Cost $81,287,206)		93,110,783
Netherlands 2.7%
Koninklijke Vopak NV (Cost $168,296,449)	3,172,777	175,335,779
Spain 1.2%
Ferrovial SA (Cost $67,352,648)	3,797,600	80,751,533
Switzerland 1.7%
Flughafen Zuerich AG (Registered) (Cost $77,106,393)	137,200	108,083,459
United Kingdom 2.6%
National Grid PLC	4,826,759	61,710,188
Severn Trent PLC	3,420,000	104,417,966

(Cost $157,440,329)		166,128,154
United States 67.3%
American Tower Corp. (REIT)	3,894,261	366,644,673
American Water Works Co., Inc.	4,219,004	228,712,207
Atmos Energy Corp.	1,549,900	85,709,470
Cheniere Energy, Inc.*	1,322,500	102,361,500
Columbia Pipeline Partners LP* (a)	3,195,775	88,491,010
Crown Castle International Corp. (REIT)	3,618,056	298,634,342
CSX Corp.	5,895,300	195,252,336
Dominion Midstream Partners LP* (a)	550,000	22,830,500
Edison International	3,109,500	194,250,465
Enbridge Energy Management LLC (a)	1,822,461	66,301,116
Enbridge Energy Partners LP (a)	4,016,300	144,626,963
Energy Transfer Equity LP (a)	1,071,400	67,883,904
Energy Transfer Partners LP* (a)	1,177,200	65,628,900
Eversource Energy (a)	6,955,599	351,396,862
InfraREIT, Inc. (REIT)	626,005	17,897,483
NiSource, Inc.	5,350,146	236,262,447
NorthWestern Corp. (a)	2,439,700	131,231,463
Pattern Energy Group, Inc. (a)	1,693,700	47,965,584
PG&E Corp. (a)	4,298,300	228,110,781
PPL Corp.	1,939,400	65,280,204
Republic Services, Inc. (a)	3,566,790	144,669,002
SBA Communications Corp. "A"*	2,318,009	271,438,854
Sempra Energy	2,692,922	293,582,356
Shell Midstream Partners LP (a)	800,000	31,200,000
Southwest Gas Corp. (a)	849,600	49,421,232
Spectra Energy Corp. (a)	3,735,090	135,098,205
UIL Holdings Corp.	815,211	41,918,150
Union Pacific Corp.	2,396,500	259,564,915
Waste Connections, Inc.	2,111,414	101,643,470
Westar Energy, Inc. (a)	845,126	32,757,084

(Cost $4,041,765,446)		4,366,765,478

Total Common Stocks (Cost $6,032,461,859)		6,484,214,227
Securities Lending Collateral 9.6%
Daily Assets Fund Institutional, 0.11% (b) (c) (Cost $624,410,467)	624,410,467	624,410,467
Cash Equivalents 0.4%
Central Cash Management Fund, 0.08% (b) (Cost $23,803,025)	23,803,025	23,803,025

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $6,680,675,351) †	110.0	7,132,427,719
Other Assets and Liabilities, Net	(10.0)	(646,154,502)

Net Assets	100.0	6,486,273,217
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $6,715,144,175.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $417,283,544.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $543,804,703 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $126,521,159.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $597,157,245, which is 9.2% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At March 31, 2015 the Deutsche Global Infrastructure Fund had the following sector diversification:

Sector Diversification	As a % of Common Stocks
Utilities	36.2%
Industrials	25.8%
Energy	23.3%
Financials	10.5%
Telecommunication Services	4.2%
Total	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$172,733,157	$—	$172,733,157
Canada	773,110,197	—	—	773,110,197
China	—	66,957,009	—	66,957,009
France	—	243,964,069	—	243,964,069
Germany	—	44,608,625	—	44,608,625
Hong Kong	—	128,302,603	—	128,302,603
Italy	—	64,363,381	—	64,363,381
Mexico	93,110,783	—	—	93,110,783
Netherlands	—	175,335,779	—	175,335,779
Spain	—	80,751,533	—	80,751,533
Switzerland	—	108,083,459	—	108,083,459
United Kingdom	—	166,128,154	—	166,128,154
United States	4,366,765,478	—	—	4,366,765,478
Short-Term Investments (d)	648,213,492	—	—	648,213,492

Total	$5,881,199,950	$1,251,227,769	$—	$7,132,427,719

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Infrastructure Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015